Reinsurance	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Reinsurance
Reinsurance is used primarily to limit exposure to large losses. We have a retention policy that requires that such arrangements be placed with well-established, highly-rated reinsurers. Coverage is well-diversified and controls are in place to manage exposure to reinsurance counterparties. While reinsurance arrangements provide for the recovery of claims arising from the liabilities ceded, we retain primary responsibility to the policyholders.

11.A Reinsurance Assets
Reinsurance assets are measured using the amounts and assumptions associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Reinsurance assets are comprised of the following:

As at December 31, 2017	SLF Canada	SLF U.S.	SLF Asia	Corporate(1)	Total
Individual participating life	$4	$(33)	$207	$—	$178
Individual non-participating life and health	129	793	89	22	1,033
Group life and health	342	1,626	2	—	1,970
Individual annuities	—	—	—	195	195
Group annuities	127	—	—	—	127
Reinsurance assets before other policy assets	602	2,386	298	217	3,503
Add: Other policy assets(2)	85	356	29	55	525
Total Reinsurance assets	$687	$2,742	$327	$272	$4,028

(1)	Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $22 for Individual non-participating life and health, and $58 for Individual annuities.

(2)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2016	SLF Canada	SLF U.S.	SLF Asia	Corporate(1)	Total
Individual participating life	$48	$(39)	$176	$—	$185
Individual non-participating life and health	489	1,402	78	23	1,992
Group life and health	335	1,647	2	1	1,985
Individual annuities	—	—	—	234	234
Group annuities	145	—	—	—	145
Reinsurance assets before other policy assets	1,017	3,010	256	258	4,541
Add: Other policy assets(2)	85	361	21	136	603
Total Reinsurance assets	$1,102	$3,371	$277	$394	$5,144

(1)	Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $23 for Individual non-participating life and health, and $75 for Individual annuities.

(2)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

There was no impairment of Reinsurance assets in 2017 and 2016. Changes in Reinsurance assets are included in Note 10.A.iv.

11.B Reinsurance (Expenses) Recoveries
Reinsurance (expenses) recoveries are comprised of the following:

For the years ended December 31,	2017	2016
Recovered claims and benefits	$3,704	$3,594
Commissions	85	195
Reserve adjustments	224	196
Operating expenses and other	360	328
Reinsurance (expenses) recoveries	$4,373	$4,313

11.C Reinsurance Gains or Losses
We did not enter into reinsurance arrangements that resulted in profits on inception in 2017 and 2016.